UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen S&P 500 Buy-Write Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

BXMX

Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.0%

	COMMON STOCKS – 98.0% (5)

	Aerospace & Defense – 2.5%

67,004	Boeing Company	$8,774,174
85,468	Honeywell International Inc.	8,092,965
8,874	Huntington Ingalls Industries Inc.	950,849
28,502	Northrop Grumman Corporation	4,729,907
54,744	Raytheon Company	5,981,329
63,296	United Technologies Corporation	5,632,711
	Total Aerospace & Defense	34,161,935

	Air Freight & Logistics – 0.8%

104,952	United Parcel Service, Inc., Class B	10,357,713

	Airlines – 0.4%

103,293	United Continental Holdings Inc., (2)	5,479,694

	Auto Components – 0.2%

22,233	Cooper Tire & Rubber Company	878,426
85,832	Gentex Corporation	1,330,396
	Total Auto Components	2,208,822

	Automobiles – 0.6%

388,012	Ford Motor Company	5,265,323
50,303	Harley-Davidson, Inc.	2,761,635
	Total Automobiles	8,026,958

	Banks – 5.9%

914,632	Bank of America Corporation	14,249,967
262,997	Citigroup Inc.	13,047,281
33,724	Comerica Incorporated	1,386,056
71,851	Fifth Third Bancorp	1,358,702
86,613	First Horizon National Corporation	1,228,172
289,842	JP Morgan Chase & Co.	17,671,667
29,619	Lloyds Banking PLC, ADR	136,247
234,861	U.S. Bancorp	9,631,650
408,071	Wells Fargo & Company	20,954,446
	Total Banks	79,664,188

	Beverages – 2.4%

317,900	Coca-Cola Company	12,754,148
33,462	Monster Beverage Corporation, (2)	4,522,055
153,014	PepsiCo, Inc.	14,429,220
	Total Beverages	31,705,423

	Biotechnology – 4.2%

161,773	AbbVie Inc.	8,802,069
74,396	Amgen Inc.	10,290,455
40,852	Baxalta Inc.	1,287,247
15,948	Biogen Inc., (2)	4,653,786
124,804	Celgene Corporation, (2)	13,500,049
173,101	Gilead Sciences, Inc.	16,996,787
	Total Biotechnology	55,530,393

Nuveen Investments	1

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Building Products – 0.1%

4,369	Allegion PLC	$251,917
42,748	Masco Corporation	1,076,395
	Total Building Products	1,328,312

	Capital Markets – 2.0%

201,302	Charles Schwab Corporation	5,749,185
28,291	Eaton Vance Corporation	945,485
57,390	Goldman Sachs Group, Inc.	9,972,086
78,237	Legg Mason, Inc.	3,255,442
150,485	Morgan Stanley	4,740,278
47,635	Waddell & Reed Financial, Inc., Class A	1,656,269
	Total Capital Markets	26,318,745

	Chemicals – 1.9%

22,572	Chemours Company	146,041
128,057	Dow Chemical Company	5,429,617
112,864	E.I. Du Pont de Nemours and Company	5,440,045
76,574	Eastman Chemical Company	4,955,869
65,907	Monsanto Company	5,624,503
48,329	Olin Corporation	812,410
19,983	Potash Corporation of Saskatchewan Inc.	410,651
80,712	RPM International, Inc.	3,381,026
	Total Chemicals	26,200,162

	Commercial Services & Supplies – 0.4%

14,145	Deluxe Corporation	788,442
26,475	Pitney Bowes Inc.	525,529
28,908	R.R. Donnelley & Sons Company	420,900
60,369	Waste Management, Inc.	3,006,980
	Total Commercial Services & Supplies	4,741,851

	Communications Equipment – 1.4%

9,698	ADTRAN, Inc.	141,591
3,408	Ciena Corporation, (2)	70,614
371,982	Cisco Systems, Inc.	9,764,528
2,206	Lumentum Holdings Inc., (2)	37,392
36,243	Motorola Solutions Inc.	2,478,296
117,004	QUALCOMM, Inc.	6,286,625
11,034	Viavi Solutions Inc., (2)	59,253
	Total Communications Equipment	18,838,299

	Consumer Finance – 0.9%

89,615	American Express Company	6,643,160
84,491	Discover Financial Services	4,392,687
77,393	Navient Corporation	869,897
77,393	SLM Corporation, (2)	572,708
	Total Consumer Finance	12,478,452

	Containers & Packaging – 0.3%

3,177	Avery Dennison Corporation	179,723
69,728	Packaging Corp. of America	4,194,836
5,718	Sonoco Products Company	215,797
	Total Containers & Packaging	4,590,356

	Distributors – 0.1%

23,190	Genuine Parts Company	1,922,219

2	Nuveen Investments

Shares	Description (1)	Value

	Diversified Consumer Services – 0.0%

7,623	Apollo Education Group, Inc., (2)	$84,310

	Diversified Financial Services – 2.4%

193,497	Berkshire Hathaway Inc., Class B, (2)	25,232,009
41,332	CME Group, Inc.	3,833,130
9,793	FNFV Group, (2)	114,774
12,616	Intercontinental Exchange, Inc.	2,964,634
39,312	Leucadia National Corporation	796,461
	Total Diversified Financial Services	32,941,008

	Diversified Telecommunication Services – 2.1%

431,692	AT&T Inc.	14,064,525
20,819	CenturyLink Inc.	522,973
192,058	Frontier Communications Corporation	912,276
285,057	Verizon Communications Inc.	12,402,830
3,033	Windstream Holdings Inc.	18,623
	Total Diversified Telecommunication Services	27,921,227

	Electric Utilities – 1.4%

57,289	Companhia Energetica de Minas Gerais, Sponsored ADR	101,974
55,671	Duke Energy Corporation	4,004,972
98,619	Great Plains Energy Incorporated	2,664,685
89,635	OGE Energy Corp.	2,452,414
64,913	Pepco Holdings, Inc.	1,572,193
11,931	Pinnacle West Capital Corporation	765,254
162,938	Southern Company	7,283,329
	Total Electric Utilities	18,844,821

	Electrical Equipment – 0.9%

52,322	Eaton Corporation PLC	2,684,119
76,676	Emerson Electric Company	3,386,779
11,240	Hubbell Incorporated, Class B	954,838
44,800	Rockwell Automation, Inc.	4,545,856
	Total Electrical Equipment	11,571,592

	Electronic Equipment, Instruments & Components – 0.2%

151,993	Corning Incorporated	2,602,120

	Energy Equipment & Services – 1.2%

8,826	Diamond Offshore Drilling, Inc.	152,690
26,944	Ensco PLC, Class A	379,372
139,879	Halliburton Company	4,944,723
72,619	Patterson-UTI Energy, Inc.	954,214
138,938	Schlumberger Limited	9,582,554
78	Tidewater Inc.	1,025
	Total Energy Equipment & Services	16,014,578

	Food & Staples Retailing – 2.3%

126,797	CVS Health Corporation	12,233,375
231,116	Kroger Co.	8,336,354
69,240	SUPERVALU INC., (2)	497,143
74,151	Walgreens Boots Alliance Inc.	6,161,948
68,690	Wal-Mart Stores, Inc.	4,453,860
	Total Food & Staples Retailing	31,682,680

	Food Products – 0.8%

252,157	Mondelez International Inc., Class A	10,557,814

Nuveen Investments	3

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Gas Utilities – 0.5%

21,816	AGL Resources Inc.	$1,331,649
46,601	Atmos Energy Corporation	2,711,246
44,518	National Fuel Gas Company	2,225,010
4,901	ONE Gas Inc.	222,162
	Total Gas Utilities	6,490,067

	Health Care Equipment & Supplies – 1.7%

163,485	Abbott Laboratories	6,575,367
40,852	Baxter International, Inc.	1,341,988
1,463	Halyard Health Inc., (2)	41,608
36,821	Hill-Rom Holdings Inc.	1,914,324
62,936	Hologic Inc., (2)	2,462,686
2,456	Intuitive Surgical, Inc., (2)	1,128,728
148,378	Medtronic, PLC	9,932,423
	Total Health Care Equipment & Supplies	23,397,124

	Health Care Providers & Services – 3.1%

47,337	Aetna Inc.	5,179,141
52,620	Anthem Inc.	7,366,800
69,194	Brookdale Senior Living Inc., (2)	1,588,694
89,014	Express Scripts Holding Company, (2)	7,206,573
42,009	HCA Holdings Inc., (2)	3,249,816
39,774	Henry Schein Inc., (2)	5,278,805
15,942	Kindred Healthcare Inc.	251,087
101,713	UnitedHealth Group Incorporated	11,799,725
	Total Health Care Providers & Services	41,920,641

	Health Care Technology – 0.2%

38,826	Cerner Corporation, (2)	2,328,007

	Hotels, Restaurants & Leisure – 1.2%

54,924	Carnival Corporation	2,729,723
2,272	Interval Leisure Group Inc.	41,714
1,691	J Alexanders Holdings Inc., (2)	16,864
4,969	Las Vegas Sands Corp.	188,673
116,737	McDonald’s Corporation	11,502,097
21,179	Starwood Hotels & Resorts Worldwide, Inc.	1,407,980
15,729	Wynn Resorts Ltd	835,524
	Total Hotels, Restaurants & Leisure	16,722,575

	Household Durables – 0.7%

2,893	Garmin Limited	103,801
50,944	KB Home	690,291
112,138	Newell Rubbermaid Inc.	4,453,000
11,162	TopBuild Corporation, (2)	345,687
1,285	Tupperware Brands Corporation	63,595
28,733	Whirlpool Corporation	4,231,222
	Total Household Durables	9,887,596

	Household Products – 1.9%

112,988	Colgate-Palmolive Company	7,170,218
34,108	Kimberly-Clark Corporation	3,719,136
209,355	Procter & Gamble Company	15,060,999
	Total Household Products	25,950,353

	Industrial Conglomerates – 2.3%

68,629	3M Co.	9,729,533
692,030	General Electric Company	17,452,997
24,839	Roper Technologies, Inc.	3,892,271
	Total Industrial Conglomerates	31,074,801

4	Nuveen Investments

Shares	Description (1)	Value

	Insurance – 2.5%

107,121	Allstate Corporation	$6,238,727
92,845	American International Group, Inc.	5,275,453
34,937	Arthur J. Gallagher & Co.	1,442,199
40,755	CNO Financial Group Inc.	766,602
29,385	FNF Group	1,042,286
65,958	Genworth Financial Inc., Class A, (2)	304,726
74,204	Hartford Financial Services Group, Inc.	3,397,059
2,764	Kemper Corporation	97,763
77,588	Lincoln National Corporation	3,682,326
161,940	Marsh & McLennan Companies, Inc.	8,456,507
35,787	Travelers Companies, Inc.	3,561,880
	Total Insurance	34,265,528

	Internet & Catalog Retail – 2.6%

38,228	Amazon.com, Inc., (2)	19,568,531
30,273	HSN, Inc.	1,732,827
49,380	Netflix Inc., (2)	5,098,979
7,208	Priceline Group, Inc. (The), (2)	8,915,287
	Total Internet & Catalog Retail	35,315,624

	Internet Software & Services – 4.7%

50,540	Akamai Technologies, Inc., (2)	3,490,292
32,276	Alphabet Inc., Class A, (2)	20,604,030
20,310	Alphabet Inc., Class C, (2)	12,357,010
150,929	eBay Inc., (2)	3,688,705
203,647	Facebook Inc., Class A Shares, (2)	18,307,865
20,261	IAC/InterActiveCorp	1,322,435
55,336	VeriSign, Inc., (2)	3,904,508
	Total Internet Software & Services	63,674,845

	IT Services – 3.0%

4,939	Alliance Data Systems Corporation, (2)	1,279,102
115,333	Automatic Data Processing, Inc.	9,268,160
83,491	Fidelity National Information Services, Inc.	5,600,576
56,245	International Business Machines Corporation	8,153,838
150,929	PayPal Holdings, Inc., (2)	4,684,836
170,320	Visa Inc., Class A	11,864,491
	Total IT Services	40,851,003

	Leisure Products – 0.2%

29,141	Mattel, Inc.	613,709
18,145	Polaris Industries Inc.	2,175,041
	Total Leisure Products	2,788,750

	Machinery – 2.0%

91,577	Caterpillar Inc.	5,985,473
36,891	Cummins Inc.	4,005,625
21,151	Deere & Company	1,565,174
39,621	Graco Inc.	2,655,796
35,953	Hillenbrand Inc.	935,138
36,751	Ingersoll-Rand PLC	1,865,848
12,886	Joy Global Inc.	192,388
16,893	Parker Hannifin Corporation	1,643,689
10,877	Snap-on Incorporated	1,641,774
22,230	SPX Corporation	264,982
22,230	SPX Flow Inc., (2)	765,379
47,536	Stanley Black & Decker Inc.	4,610,041
57,774	Timken Company	1,588,207
	Total Machinery	27,719,514

Nuveen Investments	5

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Media – 3.4%

37,547	CBS Corporation, Class B	$1,498,125
222,231	Comcast Corporation, Class A	12,640,499
6,400	DISH Network Corporation, Class A, (2)	373,376
86,999	New York Times Company (The), Class A	1,027,458
186,868	News Corporation, Class A Shares	2,358,274
2,025	News Corporation Class B Shares	25,961
92,661	Omnicom Group, Inc.	6,106,360
31,371	Regal Entertainment Group, Class A	586,324
207,442	Walt Disney Company	21,200,572
	Total Media	45,816,949

	Metals & Mining – 0.5%

253,192	Alcoa Inc.	2,445,835
20,083	Barrick Gold Corporation	127,728
62,035	Freeport-McMoRan, Inc.	601,119
148,596	Hecla Mining Company	292,734
38,316	Newmont Mining Corporation	615,738
24,595	Nucor Corporation	923,542
41,917	Southern Copper Corporation	1,120,022
156	TimkenSteel Corporation	1,579
	Total Metals & Mining	6,128,297

	Multiline Retail – 1.0%

993	Dollar Tree Inc., (2)	66,193
80,174	Macy’s, Inc.	4,114,530
67,816	Nordstrom, Inc.	4,863,085
14,738	Sears Holdings Corporation, (2)	333,079
59,302	Target Corporation	4,664,695
	Total Multiline Retail	14,041,582

	Multi-Utilities – 1.4%

102,253	Ameren Corporation	4,322,234
57,390	Consolidated Edison, Inc.	3,836,522
18,999	NorthWestern Corporation	1,022,716
157,390	Public Service Enterprise Group Incorporated	6,635,562
62,665	WEC Energy Group, Inc.	3,272,366
	Total Multi-Utilities	19,089,400

	Oil, Gas & Consumable Fuels – 5.5%

118,053	California Resources Corporation	306,938
9,051	Cenovus Energy Inc.	137,213
184,150	Chevron Corporation	14,525,752
159,197	ConocoPhillips	7,635,088
53,708	CONSOL Energy Inc.	526,338
66,781	Continental Resources Inc., (2)	1,934,646
181,113	Encana Corporation	1,166,368
335,043	Exxon Mobil Corporation	24,910,447
83,636	Hess Corporation	4,186,818
81,683	Occidental Petroleum Corporation	5,403,330
62,632	ONEOK, Inc.	2,016,750
2,376	PetroChina Company Limited, ADR	165,607
93,255	Phillips 66	7,165,714
23,753	Suncor Energy, Inc.	634,680
58,070	Valero Energy Corporation	3,490,007
	Total Oil, Gas & Consumable Fuels	74,205,696

	Pharmaceuticals – 5.3%

171,532	Bristol-Myers Squibb Company	10,154,694
116,215	Eli Lilly and Company	9,726,033
244,236	Johnson & Johnson	22,799,431
251,757	Merck & Company Inc.	12,434,278
525,734	Pfizer Inc.	16,513,305
	Total Pharmaceuticals	71,627,741

6	Nuveen Investments

Shares	Description (1)	Value

	Professional Services – 0.1%

18,195	Manpowergroup Inc.	$1,489,989

	Real Estate Investment Trust – 2.0%

32,859	Annaly Capital Management Inc.	324,318
69,995	Apartment Investment & Management Company, Class A	2,591,215
109,496	Brandywine Realty Trust	1,348,991
10,613	Care Capital Properties, Inc.	349,486
34,687	CBL & Associates Properties Inc.	476,946
3,639	Communications Sales & Leasing, Inc.	65,138
185,124	CubeSmart	5,037,224
66,098	DCT Industrial Trust Inc.	2,224,859
36,770	Equity Commonwealth, (2)	1,001,615
42,070	Healthcare Realty Trust, Inc.	1,045,440
25,724	Hospitality Properties Trust	658,020
168,278	Lexington Realty Trust	1,363,052
55,742	Liberty Property Trust	1,756,430
17,263	Medical Properties Trust Inc.	190,930
19,790	MFA Financial, Inc.	134,770
26,716	Senior Housing Properties Trust	432,799
42,454	Ventas Inc.	2,379,971
58,810	Welltower Inc.	3,982,613
37,228	Weyerhaeuser Company	1,017,814
	Total Real Estate Investment Trust	26,381,631

	Road & Rail – 0.4%

69,592	Norfolk Southern Corporation	5,316,829

	Semiconductors & Semiconductor Equipment – 2.7%

98,918	Altera Corporation	4,953,813
89,419	Analog Devices, Inc.	5,044,126
122,324	Broadcom Corporation, Class A	6,291,123
464,914	Intel Corporation	14,012,508
38,906	Intersil Corporation, Class A	455,200
15,324	Lam Research Corporation	1,001,117
81,111	Linear Technology Corporation	3,272,830
24,776	Microchip Technology Incorporated	1,067,598
27,856	NVIDIA Corporation	686,650
	Total Semiconductors & Semiconductor Equipment	36,784,965

	Software – 4.1%

103,298	Activision Blizzard Inc.	3,190,875
93,084	Adobe Systems Incorporated, (2)	7,653,366
61,718	Autodesk, Inc., (2)	2,724,233
28,116	CDK Global Inc.	1,343,382
621,537	Microsoft Corporation	27,509,228
260,115	Oracle Corporation	9,395,354
55,570	Salesforce.com, Inc., (2)	3,858,225
	Total Software	55,674,663

	Specialty Retail – 2.8%

8,222	Abercrombie & Fitch Co., Class A	174,224
32,842	American Eagle Outfitters, Inc.	513,320
68,470	Best Buy Co., Inc.	2,541,606
46,645	CarMax, Inc., (2)	2,766,981
7,749	CST Brands Inc.	260,831
50,159	Gap, Inc.	1,429,532
106,894	Home Depot, Inc.	12,345,188
50,590	L Brands Inc.	4,559,677
130,011	Lowe’s Companies, Inc.	8,960,358
14,496	Ross Stores, Inc.	702,621
13,465	Tiffany & Co.	1,039,767
28,637	TJX Companies, Inc.	2,045,255
	Total Specialty Retail	37,339,360

Nuveen Investments	7

BXMX	Nuveen S&P 500 Buy-Write Income Fund
	Portfolio of Investments (continued)	September 30, 2015 (Unaudited)

Shares	Description (1)			Value

	Technology Hardware, Storage & Peripherals – 4.5%

455,176	Apple, Inc.			$50,205,913
239,417	EMC Corporation			5,784,315
118,686	HP Inc.			3,039,548
65,269	NetApp, Inc.			1,931,962
	Total Technology, Hardware, Storage & Peripherals			60,961,738

	Textiles, Apparel & Luxury Goods – 0.4%

70,297	VF Corporation			4,794,958

	Thrifts & Mortgage Finance – 0.1%

50,725	Hudson City Bancorp, Inc.			515,873
40,800	MGIC Investment Corporation, (2)			377,808
	Total Thrifts & Mortgage Finance			893,681

	Tobacco – 1.8%

197,076	Altria Group, Inc.			10,720,934
99,883	Philip Morris International Inc.			7,923,718
107,356	Reynolds American Inc.			4,752,650
11,091	Vector Group Ltd.			250,771
	Total Tobacco			23,648,073

	Wireless Telecommunication Services – 0.0%

116,407	Sprint Corporation, (2)			447,003
	Total Long-Term Investments (cost $866,667,991)			1,322,802,655

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.6%

	REPURCHASE AGREEMENTS – 5.6%

$28,126	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $28,126,383, collateralized by $27,890,000 U.S. Treasury Notes, 2.125%, due 6/30/22, Value $28,691,838	0.000%	10/01/15	$28,126,383

47,148	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $47,148,021, collateralized by $40,885,000 U.S. Treasury Bonds, 3.750%, due 8/15/41, Value $48,090,981	0.000%	10/01/15	47,148,021
$75,274	Total Short-Term Investments (cost $75,274,404)			75,274,404
	Total Investments (cost $941,942,395) – 103.6%			1,398,077,059
	Other Assets Less Liabilities – (3.6)% (3)			(48,677,712)
	Net Assets – 100%			$1,349,399,347

Investments in Derivatives as of September 30, 2015

Options Written outstanding:

Number of Contracts	Description	Notional Amount (4)	Expiration Date	Strike Price	Value
(702)	S&P 500® Index	$(135,486,000)	10/02/15	$1,930	$(614,250)
(768)	S&P 500® Index	(149,760,000)	10/09/15	1,950	(944,640)
(759)	S&P 500® Index	(144,210,000)	10/16/15	1,900	(3,388,935)
(759)	S&P 500® Index	(146,107,500)	10/16/15	1,925	(2,231,460)
(811)	S&P 500® Index	(158,145,000)	10/16/15	1,950	(1,467,910)
(736)	S&P 500® Index	(145,360,000)	10/16/15	1,975	(658,720)
(741)	S&P 500® Index	(140,790,000)	11/20/15	1,900	(4,786,860)
(780)	S&P 500® Index	(150,150,000)	11/20/15	1,925	(3,900,000)
(773)	S&P 500® Index	(154,600,000)	11/20/15	2,000	(1,287,045)
(6,829)	Total Options Written (premium received $29,770,704)	$(1,324,608,500)			$(19,279,820)

8	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$1,322,802,655	$—	$—	$1,322,802,655
Short-Term Investments:
Repurchase Agreements	—	75,274,404	—	75,274,404
Investments in Derivatives:
Options Written	(19,279,820)	—	—	(19,279,820)
Total	$1,303,522,835	$75,274,404	$—	$1,378,797,239

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mart-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $942,625,790.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$515,336,688
Depreciation	(59,885,419)
Net unrealized appreciation (depreciation) of investments	$455,451,269

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding option written.

ADR	American Depositary Receipt

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Nuveen Investments	9

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Buy-Write Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015